Inventory (Tables)	6 Months Ended
Jun. 27, 2021
Inventory Disclosure [Abstract]
Summary of inventory	Inventories of the Company consisted of the following:

	June 27, 2021	December 31, 2020
Raw materials	$41,875	$44,474
Work-in-process	16,921	12,946
Finished goods	76,037	76,508

	$134,833	$133,928